--------------------------------------------------------------------------------
Alliance
Municipal
Trust

-Virginia Portfolio
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                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2000
(unaudited)
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


STATEMENT OF NET ASSETS
December 31, 2000 (unaudited)      Alliance Municipal Trust - Virginia Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                  Yield                  Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-95.9%
           VIRGINIA-95.9%
           Alexandria IDA
           Educational Facility
           Revenue
           (Church School Diocese
           of Virginia)
           Series 99
$ 2,960    1/01/30 (b).............      5.00%             $ 2,960,000
           Amelia County IDA
           (Chambers Waste
           Systems, Inc.)
           AMT
  4,990    7/01/07 (b).............      4.90                4,990,000
           Arlington County
           (Ballston Public Parking
           Facility Project)
           Series 84
  3,800    8/01/17 (b).............      4.70                3,800,000
           Arlington County IDA
           MFHR
           (Arna Valley View
           Apartments)
           Series 00 AMT
  5,150    8/01/32 (b).............      4.90                5,150,000
           Botetourt County IDA
           (Emkay Holdings L.L.C.
           Project)
           Series 95 AMT
  4,002    10/01/05 (b)............      5.00                4,001,500
           Botetourt County IDA
           (Virginia Forge Co.
           Project)
           Series 96 AMT
    900    7/01/11 (b).............      4.85                  900,000
           Bristol IDA
           (Bristol Health Care
           Center)
           Series 86
  1,960    6/01/10 (b).............      5.00                1,960,000
           Campbell County PCR
           (Georgia Pacific Power)
           AMT
  3,000    12/01/19 (b)............      5.10                3,000,000
           Chesapeake Bay
           Bridge & Tunnel
           (District Revenue
           General Resolution) FGIC
  2,000    7/01/01.................      4.35                2,010,140
           Chesterfield County IDA
           (Philip Morris Co.)
  7,000    4/01/09 (b).............      5.00                7,000,000
           Chesterfield County
           IDA SWDR
           (Allied Signal Inc.)
           Series 99 AMT
  2,500    7/01/11 (b).............      5.00                2,500,000
           City of Richmond GO
           RAN
           Series 00
  3,500    6/15/01.................      4.35                3,510,052
           Emporia IDA
           (Toll VA III L.P. Project)
           Series 99 AMT
  1,900    11/01/23 (b)............      5.15                1,900,000
           Fairfax County IDA
           (Fair Lakes/ D&K LP)
           Series 96 AMT
  7,580    8/01/16 (b).............      4.90                7,580,000
           Hampton
           Redevelopment HFA
           (Township Apartments
           Project)
           Series 98
  5,300    2/01/28 (b).............      4.80                5,300,000
           Hampton
           Redevelopment HFA
           MFHR
           (Avalon at Hampton I
           Project)
           Series 96A
  3,635    6/15/26 (b).............      4.60                3,635,000
           Harrisonburg Housing
           Authority
           (Misty Ridge Project)
           Series 91A
  2,655    3/01/16 (b).............      4.98                2,655,000
           Henrico County Health
           Facility Revenue
           (Hermitage)
           Series 98
  1,395    8/01/23 (b).............      5.00                1,395,000
           Henrico EDA
           (White Oak
           Semiconductor)
           Series 00 AMT
  5,000    10/01/27 (b)............      5.00                5,000,000


                                                                             |1|

                                                        Alliance Municipal Trust
STATEMENT OF NET ASSETS (continued)                         - Virginia Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                  Yield                  Value
--------------------------------------------------------------------------------
           Henry County IDA
           (Amfibe, Inc. Project)
           Series 98 AMT
$ 2,800    1/01/13 (b).............      5.15%            $  2,800,000
           James City IDA
           (Greystone of Virginia,
           Inc.)
           Series 98 AMT
  5,200    9/01/08 (b).............      5.10                5,200,000
           King George County IDA
           (Birchwood Power
           Project)
           Series 95 AMT
    400    11/01/25................      5.10                  400,000
           King George County IDA
           (Birchwood Power
           Project)
           Series 97 AMT
  2,600    3/01/27 (b).............      5.10                2,600,000
           King George County IDA
           (Garnet of VA, Inc.)
           Series 96 AMT
  7,890    9/01/21 (b).............      5.15                7,890,000
           Loudoun County IDA
           Residential Care Facility
           (Falcons Landing Project)
           Series 98
  7,385    11/01/28 (b)............      4.75                7,385,000
           Loudown County IDA
           (Kinder-Care Learning
           Centers)
           Series A
    394    6/01/02 (b).............      4.95                  394,000
           Louisa County IDA
           (Pooled Financing)
           Series 95
  1,515    1/01/20 (b).............      5.00                1,515,000
           Louisa County IDA
           (University of Virginia
           Health Services
           Foundation)
           Series 00
  3,000    10/01/30 (b)............      4.80                3,000,000
           Nelson County IDA
           (Taylor Ramsey Corp.)
           Series 99 AMT
    900    8/01/09 (b).............      5.15                  900,000
           Newport News HFA
           MFHR
           (Jefferson Point
           Development)
           Series 98
  5,200    11/01/11 (b)............      4.90                5,200,000
           Norfolk IDA
           (Ballentine Home Corp.)
           Series 99
  3,625    12/01/24 (b)............      4.90                3,625,000
           Portsmouth IDA
           (Fairwood Homes Project)
           Series A
  3,000    11/01/27 (b)............      4.80                3,000,000
           Richmond
           Redevelopment MFHR
           (Tobacco Row)
           Series 89B-2 AMT
  1,000    10/01/24 (b)............      5.10                1,000,000
           Richmond
           Redevelopment MFHR
           (Tobacco Row)
           Series 89B-8 AMT
  3,555    10/01/24 (b)............      5.10                3,555,000
           Suffolk Redevelopment
           & Housing Authority
           MFHR
           (Oak Springs Apartments)
           Series 99
  3,910    12/01/19 (b)............      4.85                3,910,000
           Virginia Beach
           Development Authority
           (Chesapeake Bay Academy)
           Series 00 AMT
  4,200    4/01/05 (b).............      4.95                4,200,000
           Virginia Public School
           Authority
           Series B
  4,320    8/01/01.................      4.35                4,335,690
                                                          ------------
           Total Municipal Bonds
           (amortized cost
           $130,156,382)...........                        130,156,382
                                                          ------------
           COMMERCIAL PAPER-4.0%
           VIRGINIA-4.0%
           Norfolk IDA
           (Sentara Hospital
           Revenue)
  5,500    3/06/01.................      4.20                5,500,000
                                                          ------------


|2|

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

                                                      Value
--------------------------------------------------------------------------------

            TOTAL INVESTMENTS-99.9%
            (amortized cost
            $135,656,382)...........          $ 135,656,382
            Other assets less
            liabilities-0.1%........                128,184
                                              -------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            135,792,591 shares
            outstanding)............          $ 135,784,566
                                              =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      EDA  - Economic Development Authority
      FGIC - Financial Guaranty Insurance Company
      GO   - General Obligation
      HFA  - Housing Finance Agency/Authority
      IDA  - Industrial Development Authority
      MFHR - Multi-Family Housing Revenue
      PCR  - Pollution Control Revenue
      SWDR - Solid Waste Disposal Revenue
      RAN  - Revenue Anticipation Note

      See notes to financial statements.


                                                                             |3|

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2000 (unaudited)          Alliance Municipal Trust
                                                            - Virginia Portfolio
================================================================================

INVESTMENT INCOME
   Interest .....................................................                    $ 3,001,312
EXPENSES
   Advisory fee (Note B) ........................................     $ 349,111
   Distribution assistance and administrative service (Note C) ..       301,913
   Custodian fees ...............................................        35,293
   Transfer agency (Note B) .....................................        25,844
   Printing .....................................................        10,942
   Audit and legal fees .........................................         9,779
   Registration fees ............................................         6,960
   Trustees' fees ...............................................         1,200
   Miscellaneous ................................................           943
                                                                      ---------
   Total expenses ...............................................       741,985
   Less: expense reimbursement ..................................       (43,763)
                                                                      ---------
   Net expenses .................................................                        698,222
                                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................                    $ 2,303,090
                                                                                     ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                Six Months Ended      Year Ended
                                                December 31, 2000       June 30,
                                                   (unaudited)            2000
                                                =================    =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ....................     $   2,303,090      $   3,812,699
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ....................        (2,303,090)        (3,812,699)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ....................         3,856,632         17,995,524
                                                  -------------      -------------
   Total increase ...........................         3,856,632         17,995,524
NET ASSETS
   Beginning of period ......................       131,927,934        113,932,410
                                                  -------------      -------------
   End of period ............................     $ 135,784,566      $ 131,927,934
                                                  =============      =============

--------------------------------------------------------------------------------

See notes to financial statements.


|4|

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (unaudited)      Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio"), Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio and Alliance Municipal Trust-Pennsylvania Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2000, the reimbursement amounted to $43,763.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $22,391 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $142 under an expense offset arrangement with Alliance Fund Services, Inc.


                                                                             |5|

NOTES TO FINANCIAL STATEMENTS
(continued)                        Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2000, the distribution fee amounted to $174,556. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2000, such payments by the Portfolio amounted to $127,357, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in 2004 and $128 expires in the year 2005. To the extent that any capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2000, capital paid-in aggregated $135,792,591. Transactions, all at $1.00 per share, were as follows:

                                              Six Months Ended      Year Ended
                                              December 31, 2000      June 30,
                                                 (unaudited)           2000
                                              =================    ============
Shares sold ................................      115,135,065       304,469,746
Shares issued on reinvestments of dividends         2,303,090         3,812,699
Shares redeemed ............................     (113,581,523)     (290,286,921)
                                                 ------------      ------------
Net increase ...............................        3,856,632        17,995,524
                                                 ============      ============


|6|

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - Virginia Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                        Six Months
                                          Ended
                                       December 31,                       Year Ended June 30,
                                          2000         =======================================================
                                       (unaudited)        2000        1999        1998       1997       1996
                                       ============    =========   =========   =========   ========   ========
Net asset value, beginning of period .  $    1.00      $    1.00   $    1.00   $    1.00   $   1.00   $   1.00
                                        ---------      ---------   ---------   ---------   --------   --------
Income From Investment Operations
Net investment income (a) ............       .017           .028        .023        .029       .028       .029
                                        ---------      ---------   ---------   ---------   --------   --------
Less: Dividends
Dividends from net investment income .      (.017)         (.028)      (.023)      (.029)     (.028)     (.029)
                                        ---------      ---------   ---------   ---------   --------   --------
Net asset value, end of period .......  $    1.00      $    1.00   $    1.00   $    1.00   $   1.00   $   1.00
                                        =========      =========   =========   =========   ========   ========
Total Return
Total investment return based
   on net asset value (b) ............       1.68%          2.84%       2.34%       2.90%      2.83%      2.97%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...................  $ 135,785      $ 131,928   $ 113,932   $ 123,822   $ 78,775   $ 89,557
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ..................       1.00%(c)       1.00%       1.00%        .93%       .80%       .78%
   Expenses, before waivers and
     reimbursements ..................       1.06%(c)       1.07%       1.07%       1.03%      1.15%      1.15%
   Net investment income (a) .........       3.30%(c)       2.81%       2.34%       2.86%      2.78%      2.91%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.


                                                                             |7|

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen N. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.


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Alliance Municipal Trust - Virginia Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |2| |1| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTVASR1200